NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nature Of Operations And Going Concern [Abstract]
Net loss and comprehensive loss	$ (185,661)	$ (204,645)	$ 66,591
Deficit accumulated during the exploration stage	44,747,977	44,562,316
Working capital deficiency	$ 1,391,580	$ 1,205,919